RELATED PARTY TRANSACTIONS, Due to Related Parties (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Related Party Transaction Due To Related Parties [Abstract]
Due to related parties		$ 2,540,810		$ 1,797,774
Related Party [Member]
Related Party Transaction Due To Related Parties [Abstract]
Due to related parties		2,540,810		1,797,774
Zhou Kai [Member]
Related Party Transaction Due To Related Parties [Abstract]
Due to related parties	[1]	12,505		31,682
Advances from borrowings		0	$ 0
Repayment of borrowings		0	1,800,000
Shenzhen Jinhui [Member]
Related Party Transaction Due To Related Parties [Abstract]
Due to related parties	[2]	2,528,305		$ 1,766,092
Outsourcing and related support services cost		$ 700,000	$ 500,000

[1]	The balance represents borrowings from Zhou Kai for the Group’s daily operational purposes. The borrowings are interest-free, unsecured and due on demand. During the six months ended September 30, 2025 and 2024, there was no advances from Zhou Kai. During the six months ended September 30, 2025 and 2024, the Group repaid borrowings from Zhou Kai of nil and $1.8 million, respectively.
[2]	The balance represents unpaid service fees to Shenzhen Jinhui, a service provider and sub-contractor of the Group’s project management services. Based on the services agreement, Shenzhen Jinhui charges the Group certain percents of markup above its costs relating to service provided to the Group. During the six months ended September 30, 2025 and 2024, the Group purchased outsourcing and related support services of approximately $0.7 million and $0.5 million, respectively, from Shenzhen Jinhui which were recorded as software licensing and related support outsourcing costs.